Analysis of changes in financing activities during the year (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of changes in financing during the year [Abstract]
Summary of Analysis of Changes in Financing During The Year
The following chart provides a reconciliation between the opening and closing balances for the main liabilities arising from financing activities:

	Debt securities issued	Lease liabilities	Bank loans	2025
Financial liabilities

Opening balance	152,462,334	42,619,962	264,320,232	459,402,528

Cash flow
Debt securities issued - Capital	596,632,620	—	—	596,632,620
Increases - Financing by local financial institutions	—	—	359,078,613	359,078,613
Other increases related to financing activities	—	—	203,006,418	203,006,418
Debt payments	(185,416,935)	—	—	(185,416,935)
Payment of lease liabilities	—	(16,428,984)	—	(16,428,984)

Non-cash changes
Additions - Rights of use - Real estate	—	19,245,253	—	19,245,253
Acquisition of control of subsidiaries or other businesses	29,931,403	—	—	29,931,403
Interests and adjustments accrued	82,884,203	18,147,594	8,651,609	109,683,406
Net monetary inflation adjustment	(61,172,434)	(12,086,089)	(8,392,880)	(81,651,403)

Closing balance	615,321,191	51,497,736	826,663,992	1,493,482,919

	Debt securities issued	Lease liabilities	Bank loans	2024
Financial liabilities

Opening balance	36,715,087	67,344,018	80,753,728	184,812,833

Cash flow
Debt securities issued - Capital	130,589,963	—	—	130,589,963
Increases - Financing by local financial institutions	—	—	183,556,289	183,556,289
Debt payments	(14,115,001)	—	—	(14,115,001)
Payment of lease liabilities	—	(17,201,177)	—	(17,201,177)

Non-cash changes
Additions - Rights of use - Real estate	—	18,454,088	—	18,454,088
Interests and adjustments accrued	16,004,156	15,050,948	2,143,565	33,198,669
Net monetary inflation adjustment	(16,731,871)	(41,027,915)	(2,133,350)	(59,893,136)

Closing balance	152,462,334	42,619,962	264,320,232	459,402,528